SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                     [ ]
    Pre-Effective Amendment No.                                             [ ]
    Post-Effective Amendment No. 11                                         [X]

                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940             [ ]
     Amendment No. 12                                                       [X]


                          EVERGREEN MONEY MARKET TRUST
               (Exact Name of Registrant as Specified in Charter)

             200 Berkeley Street, Boston, Massachusetts 02116-5034
                    (Address of Principal Executive Offices)

                                 (617) 210-3200
                         (Registrant's Telephone Number)

                          The Corporation Trust Company
                               1209 Orange Street
                           Wilmington, Delaware 19801
                     (Name and Address of Agent for Service)

It is proposed  that this filing will become  effective:
  [X] immediately  upon filing  pursuant to paragraph (b)
  [ ] on [date] pursuant to paragraph (b)
  [ ] 60 days  after  filing  pursuant  to  paragraph (a)(i)
  [ ] on (date)  pursuant  to paragraph  (a)(i)
  [ ] 75 days after filing pursuant to paragraph  (a)(ii)
  [ ] on (date) pursuant to paragraph (a)(ii) of Rule 485

If appropriate, check the following box:
[ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment
[ ] 60 days after filing pursuant to paragraph  (a)(i)
[ ] on (date) pursuant to paragraph (a)(i)

                          EVERGREEN MONEY MARKET TRUST

                                   CONTENTS OF
                         POST-EFFECTIVE AMENDMENT NO. 11
                                       TO
                             REGISTRATION STATEMENT


     This Post-Effective Amendment No. 11 to Registrant's Registration Statement No. 333-42181/811-08555 consists of the following pages, items of information and documents:

                                The Facing Sheet

                               The Contents Page

                                     PART A
                                     ------

     Prospectus for Class S shares of Evergreen Money Market Fund, Evergreen Pennsylvania Municipal Money Market Fund, Evergreen Municipal Money Market Fund, Evergreen Treasury Money Market Fund, Evergreen Florida Municipal Money Market Fund and Evergreen New Jersey Municipal Money Market Fund is contained herein.

     Prospectus for Class A, B, C and Y shares of Evergreen Money Market Fund, Evergreen Pennsylvania Municipal Money Market Fund, Evergreen Municipal Money Market Fund, Evergreen Treasury Money Market Fund, Evergreen Florida Municipal Money Market Fund and Evergreen New Jersey Municipal Money Market Fund is incorporated by reference to Post-Effective Amendment No. 9 filed on May 28, 1999.


                                     PART B
                                     ------

     Statement of Additional Information for Evergreen Money Market Fund, Evergreen Pennsylvania Municipal Money Market Fund, Evergreen Municipal Money Market Fund, Evergreen Treasury Municipal Money Market Fund, Evergreen Florida Municipal Money Market Fund and Evergreen New Jersey Municipal Money Market Fund is incorporated by reference to Post-Effective Amendment No. 9 filed on May 28, 1999.




                                     PART C
                                     ------

                              Financial Statements

                                    Exhibits

                        Number of Holders of Securities

                                Indemnification

              Business and Other Connections of Investment Adviser

                             Principal Underwriter

                        Location of Accounts and Records

                                  Undertakings

                                   Signatures

                          EVERGREEN MONEY MARKET TRUST

                                     PART A

                                  PROSPECTUS

                          Evergreen Money Market Funds


   Evergreen Florida Municipal Money Market Fund
   Evergreen Money Market Fund
   Evergreen Municipal Money Market Fund
   Evergreen New Jersey Municipal Money Market Fund
   Evergreen Pennsylvania Municipal Money Market Fund
   Evergreen Treasury Money Market Fund
   Class S
   Prospectus, May 15, 2000                            [LOGO OF EVERGREEN FUNDS]

   The Securities and Exchange Commission has not determined that the information in this prospectus is accurate or complete, nor has it approved or disapproved these securities. Anyone who tells you otherwise is committing a crime.

                               TABLE OF CONTENTS

FUND RISK/RETURN SUMMARIES:

Overview of Fund Risks......................................................   1

Evergreen Florida Municipal Money Market Fund...............................   2

Evergreen Money Market Fund.................................................   4

Evergreen Municipal Money Market Fund.......................................   6

Evergreen New Jersey Municipal Money Market Fund............................   8

Evergreen Pennsylvania Municipal Money Market Fund..........................  10

Evergreen Treasury Money Market Fund........................................  12

GENERAL INFORMATION:

The Funds' Investment Advisors..............................................  14

Calculating the Share Price.................................................  14

How to Choose an Evergreen Fund.............................................  14

How to Choose the Share Class That Best Suits You...........................  15

How to Buy and Redeem Shares................................................  15

Other Services..............................................................  15

The Tax Consequences of Investing in the Funds..............................  15

Fees and Expenses of the Funds..............................................  16

Other Fund Practices........................................................  16

In general, Funds included in this prospectus seek to provide investors with current income consistent with stability of principal and liquidity.



Fund Summaries Key
Each Fund's summary is organized around the following basic topics and questions:

INVESTMENT GOAL
What is the Fund's financial objective? You can find clarification on how the Fund seeks to achieve its objective by looking at the Fund's strategy and investment policies. The Fund's Board of Trustees can change the investment objective without a shareholder vote.

INVESTMENT STRATEGY
How does the Fund go about trying to meet its goals? What types of investments does it contain? What style of investing and investment philosophy does it follow? Does it have limits on the amount invested in any particular type of security?

RISK FACTORS
What are the specific risks for an investor in the Fund?

PERFORMANCE
How well has the Fund performed in the past year? The past five years? The past ten years?

EXPENSES
How much does it cost to invest in the Fund? What is the difference between sales charges and expenses?

                             OVERVIEW OF FUND RISKS
Money Market Funds


typically rely on a combination of the following strategies:
 . maintaining $1.00 per share net asset value;
 . investing in high-quality, short-term money market instruments, including
   U.S. government securities;
 . investing in compliance with industry-standard requirements for money market funds for the quality, maturity and diversification of investments; and
 . selling a portfolio investment when: i) the issuers' investment fundamentals begin to deteriorate; ii) to take advantage of more attractive yield opportunities; iii) when the investment no longer appears to meet the Fund's investment objective; iv) when the Fund must meet redemptions; or v) for other investment reasons which the portfolio manager deems necessary.

may be appropriate for investors who:
 . are seeking a conservative investment which invests in relatively safe securities;
 . are seeking a fund for short-term investment; and . are seeking liquidity.

Following this overview, you will find information on each Fund's specific investment strategies and risks.

 ................................................................................

 Risk Factors for All Mutual Funds
 Please remember that mutual fund
 investment shares are:
 . not guaranteed to achieve their investment goal
 . not a deposit with a bank
 . not insured, endorsed or guaranteed by the FDIC or any government agency . subject to investment risks, including possible loss of your original investment

 Although the Funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Funds.

Here are the most important factors that may affect the value of your investment:

Interest Rate Risk

When interest rates go up, the value of debt securities tends to fall. Since your Fund invests a significant portion of its portfolio in debt securities, if interest rates rise, then the value of your investment may decline. When interest rates go down, interest earned by your Fund on its investments may also decline, which could cause the Fund to reduce the dividends it pays.

Credit Risk

The value of a debt security is directly affected by the issuer's ability to repay principal and pay interest on time. Since your Fund invests in debt securities, the value of your investment may decline if an issuer fails to pay an obligation on a timely basis.

Concentration Risk

An investment in a Fund that concentrates its investments in a single state entails greater risk than an investment in a Fund that invests its assets in numerous states. The Fund may be vulnerable to any development in its named state's economy that may weaken or jeopardize the ability of the state's municipal bond issuers to pay interest and principal on their debt obligations.

Non-Diversification Risk

An investment in a Fund that is non-diversified entails greater risk than an investment in a diversified fund. When a Fund is non-diversified, there is no limit on the percentage of assets that can be invested in any single issuer. A higher percentage of investments among fewer issuers may result in greater fluctuation in the total market value of the Fund's portfolio.

                                                              MONEY MARKET FUNDS

                                   EVERGREEN


                      Florida Municipal Money Market Fund

 FUND FACTS:

 Goals:
 . High Current Income Exempt from Federal and State Tax
 . Stability of Principal
 . Maintain Liquidity

 Principal Investment:
 . Municipal Money Market Securities

 Class of Shares Offered in this Prospectus:
 . Class S

 Investment Advisor:
 . Evergreen Asset Management Corp.

 Dividend Payment Schedule:
 . Monthly

 ................................................................................

   INVESTMENT GOAL

The Fund seeks to provide Florida residents an investment that is, to the extent possible, exempt from the Florida intangible personal property tax and to seek as high a level of current income exempt from regular federal income taxes, as is believed to be consistent with the preservation of capital, maintenance of liquidity and stability of principal.

   INVESTMENT STRATEGY

The following supplements the investment strategies discussed in the "Overview of Fund Risks" on page 1.

The Fund invests at least 80% of its net assets in high quality short-term debt obligations issued by the state of Florida and possessions of the U.S. and their political subdivisions, which are exempt from federal income tax other than the alternative minimum tax and exempt from the Florida intangible personal property tax, and are determined to present minimal credit risk. The Fund invests in municipal money market securities, including fixed, variable or floating rate general obligation and revenue bonds; tax, bond and revenue anticipation notes; and commercial paper obligations.

The Fund will comply with the diversification requirements prescribed by Rule 2a-7. However, the Fund is non-diversified and therefore may invest a significant percentage of its assets in obligations of a single issuer. In determining what securities to purchase for the Fund, the portfolio manager focuses on the supply and demand of the security in the market place as well as the current interest rate environment.

The Fund may temporarily invest up to 20% of its net assets in taxable securities under one or more of the following circumstances: (a) pending investment of proceeds from sale of Fund shares or of portfolio securities; (b) pending settlement of purchases of portfolio securities, and (c) to maintain liquidity for the purpose of meeting anticipated redemptions. The Fund may temporarily invest up to 100% of its total assets in taxable securities for defensive purposes which may result in the Fund not achieving its investment objective.

   RISK FACTORS

Your investment in the Fund is subject to the risks discussed in the "Overview of Fund Risks" on page 1 under the headings:

 . Interest Rate Risk
 . Credit Risk
 . Concentration Risk
 . Non-Diversification Risk

The performance of the Fund is influenced by the political, economic and statutory environment within the State of Florida. The Fund invests in obligations of Florida issuers, which results in the Fund's performance being subject to risks associated with the most current conditions within the state. Some of these conditions include state budgetary problems associated with the state's growing population, its reliance on tourism, and the impact which both of these factors may have on the state's tax base and revenues. These and other factors may cause rating agencies to downgrade the credit ratings on certain issues.

For further information on the factors that could affect the ability of Florida bond issuers to pay interest and principal on securities acquired by the Fund, see "Additional Information Concerning Florida" in the Statement of Additional Information.

For further information regarding the Fund's investment strategies and risk factors see "Other Fund Practices."

MONEY MARKET FUNDS

                                   EVERGREEN

   PERFORMANCE

The following charts show how the Fund has performed in the past. Past performance is not an indication of future results.

The table below shows the percentage gain or loss for Class A shares of the Fund in the calendar year since the Class A shares' inception on 10/26/1998. This table includes the effects of Fund expenses.

Year-by-Year Total Return for Class A Shares (%)*


                                    [GRAPH]

                                1999      2.66


Best Quarter:4th Quarter 19990.78%*
Worst Quarter:1st Quarter 19990.54%*

Year-to-date total return through 3/31/2000 was +0.74%.*

The next table lists the Fund's average annual total return for Class A shares over the past year and since inception (through 12/31/1999). This table is intended to provide you with some indication of the risks of investing in the Fund.

Average Annual Total Return
(for the period ended 12/31/1999)*

               Inception                                                        Performance
                  Date                                                             Since
                of Class          1 year         5 year         10 year         10/26/1998
  Class A      10/26/1998         2.66%           N/A             N/A              2.66%

*Since Class S shares have no previous operating history, the performance shown is for Class A shares which are not offered in this prospectus. The performance of each Class will differ only to the extent that the Classes do not have the same expenses. Year-by-Year Total Return and Average Annual Total Return include the effects of Rule 12b-1 fees and expenses. These Rule 12b-1 fees are 0.30% for Class A and 0.60% for Class S. If Class S had been in existence for the periods presented above, its total returns would have been lower.

   EXPENSES

This section describes the fees and expenses you would pay if you bought and held shares of the Fund.

You pay no shareholder transaction fees.

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)+

                                                                                      Total Fund
                  Management               12b-1                Other                 Operating
                     Fees                  Fees                Expenses                Expenses
  Class S           0.41%                  0.60%                0.13%                   1.14%

+Estimated expenses for the fiscal year ending 1/31/2001.

The table below shows the total expenses you would pay on a $10,000 investment over one-, three-, five- and ten-year periods. The example is intended to help you compare the cost of investing in this Fund versus other mutual funds and is for illustration only. The example assumes a 5% average annual return and that you reinvest all of your dividends and distributions. Your actual costs may be higher or lower.

Example of Fund Expenses

  After:
  1 year                                                                  $116
  3 years                                                                 $362
  5 years                                                                 $628
  10 years                                                              $1,386

                                                              MONEY MARKET FUNDS

                                   EVERGREEN


                               Money Market Fund

 FUND FACTS:

 Goals:
 . High Current Income
 . Preservation of Capital
 . Liquidity

 Principal Investment:
 . Money Market Instruments

 Class of Shares Offered in this Prospectus:
 . Class S

 Investment Advisor:
 . Evergreen Asset Management Corp.

 Dividend Payment Schedule:
 . Monthly

 ................................................................................

   INVESTMENT GOAL

The Fund seeks to achieve as high a level of current income as is consistent with preserving capital and providing liquidity.

   INVESTMENT STRATEGY

The following supplements the investment strategies discussed in the "Overview of Fund Risks" on page 1.

The Fund invests in money market securities including certificates of deposit and bankers' acceptances, commercial paper, U.S. Treasury obligations, short-term corporate obligations and repurchase agreements determined to present minimal credit risk.

The Fund invests principally in short-term corporate debt securities determined to present minimal credit risk. In addition, the Fund may invest in short-term securities issued or guaranteed by the U.S. government or its agencies or instrumentalities, including the Interamerican Development Bank and the International Bank for Reconstruction and Development. The Fund may also invest in commercial paper and bank obligations. The Fund may invest up to 30% of its total assets in bank certificates of deposit and bankers' acceptances payable in U.S. dollars and issued by foreign banks (including U.S. branches of foreign banks) or by foreign branches of U.S. banks.

The portfolio manager focuses primarily on the interest rate environment in determining which securities to purchase for the Fund. Generally, in a rising rate environment, the Fund will invest in securities of shorter maturities. If interest rates are high, the Fund will invest in securities with longer maturities; however, the Fund will not acquire any security with a remaining maturity of greater than 397 days.

   RISK FACTORS

Your investment in the Fund is subject to the risks discussed in the "Overview of Fund Risks" on page 1 under the headings:

 . Interest Rate Risk
 . Credit Risk

Because obligations of the Interamerican Development Bank and the International Bank of Reconstruction and Development are supported only by appropriated but unpaid commitments of member countries, there is no assurance that the commitments will be paid in the future. In addition, foreign branches of U.S. banks and foreign banks may be subject to less stringent reserve requirements than those applicable to domestic branches of U.S. banks.

For further information regarding the Fund's investment strategies and risk factors see "Other Fund Practices."

MONEY MARKET FUNDS

                                   EVERGREEN

   PERFORMANCE

The following charts show how the Fund has performed in the past. Past performance is not an indication of future results.

The table below shows the percentage gain or loss for Class Y shares of the Fund in each of the last ten calendar years. It should give you a general idea of the risks on investing in the Fund by showing how the Fund's return has varied from year-to-year. This table includes the effects of Fund expenses.

Year-by-Year Total Return for Class Y Shares (%)*


                                    [GRAPH]

                              1990           8.30
                              1991           6.26
                              1992           3.88
                              1993           3.22
                              1994           3.98
                              1995           5.66
                              1996           5.22
                              1997           5.33
                              1998           5.26
                              1999           4.93


Best Quarter:2nd Quarter 1990+2.03%*
Worst Quarter:1st Quarter 1993+0.78%*

Year-to-date total return through 3/31/2000 was +1.38%.*

The next table lists the Fund's average annual total return for Class Y shares over the past one, five and ten years and since inception (through 12/31/1999). This table is intended to provide you with some indication of the risks of investing in the Fund.

Average Annual Total Return
(For the period ended 12/31/1999)*

               Inception                                                       Performance
                 Date                                                             Since
               of Class          1 year         5 year         10 year          11/2/1987
  Class Y      11/2/1987         4.93%          5.27%           5.19%             5.76%

*Since Class S shares have no previous operating history, the performance shown is for Class Y shares which are not offered in this prospectus. The performance of each Class will differ only to the extent that the Classes do not have the same expenses. Year-by-Year Total Return and Average Annual Total Return include the effects of Rule 12b-1 fees and expenses. The Rule 12b-1 fees are 0.60% for Class S. Class Y shares pay no Rule 12b-1 fees. If Class S had been in existence for the periods presented above, its total returns would have been lower.

   EXPENSES

This section describes the fees and expenses you would pay if you bought and held shares of the Fund.

You pay no shareholder transaction fees.

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)+

                                                                                      Total Fund
                  Management               12b-1                Other                 Operating
                     Fees                  Fees                Expenses                Expenses
  Class S           0.39%                  0.60%                0.14%                   1.13%

+Estimated expenses for the fiscal year ending 1/31/2001.

The table below shows the total expenses you would pay on a $10,000 investment over one-, three-, five- and ten-year periods. The example is intended to help you compare the cost of investing in this Fund versus other mutual funds and is for illustration only. The example assumes a 5% average annual return and that you reinvest all of your dividends and distributions. Your actual costs may be higher or lower.

Example of Fund Expenses

  After:
  1 year                                                                  $115
  3 years                                                                 $359
  5 years                                                                 $622
  10 years                                                              $1,375

                                                              MONEY MARKET FUNDS

                                   EVERGREEN


                          Municipal Money Market Fund

 FUND FACTS:

 Goals:
 . High Current Income Exempt from Federal Tax
 . Preservation of Capital
 . Liquidity

 Principal Investment:
 . Municipal Money Market Securities

 Class of Shares Offered in this Prospectus:
 . Class S

 Investment Advisor:
 . Evergreen Asset Management Corp.

 Dividend Payment Schedule:
 . Monthly

 ................................................................................

   INVESTMENT GOAL

The Fund seeks to achieve as high a level of current income exempt from federal income tax, as is consistent with preserving capital and providing liquidity.

   INVESTMENT STRATEGY

The following supplements the investment strategies discussed in the "Overview of Fund Risks" on page 1.

The Fund invests at least 80% of its assets in municipal securities, the interest from which is exempt from federal income tax, other than the alternative minimum tax. The Fund invests in municipal money market securities, including fixed, variable or floating rate general obligation and revenue bonds; tax, bond and revenue anticipation notes; and commercial paper obligations.

The Fund invests in municipal money market securities determined to present minimal credit risk and issued by any U.S. state and the District of Columbia and their political subdivisions. In determining what securities to purchase for the Fund, the portfolio manager focuses on the supply and demand of the security in the market place as well as the current interest rate environment.

The Fund may also temporarily invest up to 20% of its net assets in taxable securities under one or more of the following circumstances: (a) pending investment of proceeds from sale of Fund shares or of portfolio securities; (b) pending settlement of purchases of portfolio securities, and (c) to maintain liquidity for the purpose of meeting anticipated redemptions. The Fund may temporarily invest up to 100% of its total assets in taxable securities for defensive purposes which may result in the Fund not achieving its investment objective.

   RISK FACTORS

Your investment in the Fund is subject to the risks discussed in the "Overview of Fund Risks" on page 1 under the headings:

 . Interest Rate Risk
 . Credit Risk

For further information regarding the Fund's investment strategies and risk factors see "Other Fund Practices."

MONEY MARKET FUNDS

                                   EVERGREEN

   PERFORMANCE

The following charts show how the Fund has performed in the past. Past performance is not an indication of future results.

The table below shows the percentage gain or loss for Class Y shares of the Fund in each of the last ten calendar years. It should give you a general idea of the risks on investing in the Fund by showing how the Fund's return has varied from year-to-year. This table includes the effects of Fund expenses.

Year-by-Year Total Return for Class Y Shares (%)*


                                    [GRAPH]

                              1990           6.10
                              1991           4.88
                              1992           3.16
                              1993           2.48
                              1994           2.76
                              1995           3.77
                              1996           3.39
                              1997           3.50
                              1998           3.40
                              1999           3.18


Best Quarter: 4th Quarter 1990 +1.56%*
Worst Quarter: 1st Quarter 1994 +0.60%*

Year-to-date total return through 3/31/2000 was +0.86%.*

The next table lists the Fund's average annual total return for Class Y shares over the past one, five and ten years and since inception (through 12/31/1999). This table is intended to provide you with some indication of the risks of investing in the Fund.

Average Annual Total Return
(for the period ended 12/31/1999)*

               Inception                                                       Performance
                 Date                                                             Since
               of Class          1 year         5 year         10 year          11/2/1988
  Class Y      11/2/1988         3.18%          3.44%           3.66%             3.96%

*Since Class S shares have no previous operating history, the performance shown is for Class Y shares which are not offered in this prospectus. The performance of each Class will differ only to the extent that the Classes do not have the same expenses. Year-by-Year Total Return and Average Annual Total Return include the effects of Rule 12b-1 fees and expenses. The Rule 12b-1 fees are 0.60% for Class S. Class Y shares pay no Rule 12b-1 fees. If Class S had been in existence for the periods presented above, its total returns would have been lower.

   EXPENSES

This section describes the fees and expenses you would pay if you bought and held shares of the Fund.

You pay no shareholder transaction fees.

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)+

                                                                                      Total Fund
                  Management               12b-1                Other                 Operating
                     Fees                  Fees                Expenses                Expenses
  Class S           0.43%                  0.60%                0.13%                   1.16%

+Estimated expenses for the fiscal year ending 1/31/2001.

The table below shows the total expenses you would pay on a $10,000 investment over one-, three-, five- and ten-year periods. The example is intended to help you compare the cost of investing in this Fund versus other mutual funds and is for illustration only. The example assumes a 5% average annual return and that you reinvest all of your dividends and distributions. Your actual costs may be higher or lower.

Example of Fund Expenses

  After:
  1 year                                                                  $118
  3 years                                                                 $368
  5 years                                                                 $638
  10 years                                                              $1,409

                                                              MONEY MARKET FUNDS

                                   EVERGREEN

                     New Jersey Municipal Money Market Fund


 FUND FACTS:

 Goal:
 . High Current Income Exempt from Federal and State Tax
 . Maintain Liquidity
 . Stability of Principal

 Principal Investment:
 . Municipal Money Market Securities

 Class of Shares Offered in this Prospectus:
 . Class S

 Investment Advisor:
 . Evergreen Asset Management Corp.

 Dividend Payment Schedule:
 . Monthly

 ................................................................................

   INVESTMENT GOAL

The Fund seeks to achieve as high a level of current income exempt from regular federal income tax and, to the extent possible, from New Jersey gross income tax, as is believed to be consistent with the preservation of capital, maintenance of liquidity and stability of principal.

   INVESTMENT STRATEGY

The following supplements the investment strategies discussed in the "Overview of Fund Risks" on page 1.

The Fund invests at least 80% of its net assets in municipal money market securities issued by the state of New Jersey, possessions of the U.S. and their political subdivisions, which are exempt from federal income tax other than the alternative minimum tax and exempt from the New Jersey gross income tax, and are determined to present minimal credit risk. The Fund invests in municipal money market securities, including fixed, variable or floating rate general obligation and revenue bonds; tax, bond and revenue anticipation notes; and commercial paper obligations.

The Fund will comply with the diversification requirements prescribed by Rule 2a-7. However, the Fund is non-diversified and therefore may invest a significant percentage of its assets in obligations of a single issuer. In determining what securities to purchase for the Fund, the portfolio manager focuses on the supply and demand of the security in the market place as well as the current interest rate environment.

The Fund may temporarily invest up to 20% of its net assets in taxable securities under one or more of the following circumstances: (a) pending investment of proceeds from the sale of Fund shares or of portfolio securities;
(b) pending settlement of purchases of portfolio securities, and (c) to maintain liquidity for the purpose of meeting anticipated redemptions. The Fund may temporarily invest up to 100% of its total assets in taxable securities for defensive purposes which may result in the Fund not achieving its investment objective.

   RISK FACTORS

Your investment in the Fund is subject to the risks discussed in the "Overview of Fund Risks" on page 1 under the headings:

 . Interest Risk
 . Credit Risk
 . Concentration Risk
 . Non-Diversification Risk

The performance of the Fund is influenced by the political, economic and statutory environment within the State of New Jersey. The Fund invests in obligations of New Jersey issuers, which results in the Fund's performance being subject to risks associated with the most current conditions within the state. Some of these conditions include the state's slowing growth rate since 1987 and the job losses which have occurred in certain sectors of New Jersey's economy. These and other factors may cause rating agencies to downgrade the credit ratings on certain issues.

For further information on the factors that could affect the ability of the New Jersey bond issuers to pay interest and principal on securities acquired by the Fund, see "Additional Information Concerning New Jersey" in the Statement of Additional Information.

For further information regarding the Fund's investment strategies and risk factors see "Other Fund Practices."

MONEY MARKET FUNDS

                                   EVERGREEN

   PERFORMANCE

The following charts show how the Fund has performed in the past. Past performance is not an indication of future results.

The table below shows the percentage gain or loss for Class A shares of the Fund in the calendar year since the Class A shares' inception on 10/26/1998. This table includes the effects of Fund expenses.

Year-by-Year Total Return for Class A Shares (%)*


                                    [GRAPH]

                              1999           2.54


Best Quarter: 4th Quarter 1999 +0.75%*
Worst Quarter: 1st Quarter 1999 +0.53%*

Year-to-date total return through 3/31/2000 was +0.74%.*

The next table lists the Fund's average annual total return for Class A shares over the past year and since inception (through 12/31/1999). This table is intended to provide you with some indication of the risks of investing in the Fund.

Average Annual Total Return
(for the period ended 12/31/1999)*

               Inception                                                        Performance
                  Date                                                             Since
                of Class          1 year         5 year         10 year         10/26/1998
  Class A      10/26/1998         2.54%           N/A             N/A              2.55%

*Since Class S shares have no previous operating history, the performance shown is for Class A shares which are not offered in this prospectus. The performance of each Class will differ only to the extent that the Classes do not have the same expenses. Year-by-Year Total Return and Average Annual Total Return include the effects of Rule 12b-1 fees and expenses. These Rule 12b-1 fees are 0.30% for Class A and 0.60% for Class S. If Class S had been in existence for the periods presented above, its total returns would have been lower.

   EXPENSES

This section describes the fees and expenses you would pay if you bought and held shares of the Fund.

You pay no shareholder transaction fees.

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)+

                                                                                      Total Fund
                  Management               12b-1                Other                 Operating
                     Fees                  Fees                Expenses                Expenses
  Class S           0.41%                  0.60%                0.13%                   1.14%

+Estimated expenses for the fiscal year ending 1/31/2001.

The table below shows the total expenses you would pay on a $10,000 investment over one-, three-, five- and ten-year periods. The example is intended to help you compare the cost of investing in this Fund versus other mutual funds and is for illustration only. The example assumes a 5% average annual return and that you reinvest all of your dividends and distributions. Your actual costs may be higher or lower.

Example of Fund Expenses

  After:
  1 year                                                                  $116
  3 years                                                                 $362
  5 years                                                                 $628
  10 years                                                              $1,386

                                                              MONEY MARKET FUNDS

                                   EVERGREEN

                    Pennsylvania Municipal Money Market Fund


 FUND FACTS:

 Goals:
 . High Current Income Exempt from Federal Tax
 . Preservation of Capital
 . Liquidity

 Principal Investment:
 . Municipal Money Market Securities

 Class of Shares Offered in this Prospectus:
 . Class S

 Investment Advisor:
 . Evergreen Investment Management

 Dividend Payment Schedule:
 . Monthly

 ................................................................................

   INVESTMENT GOAL

The Fund seeks to provide investors with as high a level of current income exempt from regular federal income tax, as is consistent with preservation of capital and providing liquidity.

   INVESTMENT STRATEGY

The following supplements the investment strategies discussed in the "Overview of Fund Risks" on page 1.

The Fund invests at least 80% of its net assets in municipal money market securities issued by the Commonwealth of Pennsylvania, possessions of the U.S. and their political subdivisions, which are exempt from federal income tax other than the alternative minimum tax and exempt from the Pennsylvania income tax, and are determined to present minimal credit risk. The Fund invests in municipal money market securities, including fixed, variable or floating rate general obligation and revenue bonds; tax, bond and revenue anticipation notes; and commercial paper obligations.

The Fund will comply with the diversification requirements prescribed by Rule 2a-7. However, the Fund is non-diversified and therefore may invest a significant percentage of its assets in obligations of a single issuer. In determining what securities to purchase for the Fund, the portfolio manager focuses on the supply and demand of the security in the market place as well as the current interest rate environment.

The Fund may temporarily invest up to 20% of its net assets in taxable securities under one or more of the following circumstances: (a) pending investment of proceeds from sale of Fund shares or of portfolio securities; (b) pending settlement of purchases of portfolio securities, and (c) to maintain liquidity for the purpose of meeting anticipated redemptions. The Fund may temporarily invest up to 100% of its total assets in taxable securities for defensive purposes which may result in the Fund not achieving its investment objective.

   RISK FACTORS

Your investment in the Fund is subject to the risks discussed in the "Overview of Fund Risks" on page 1 under the headings:

 . Interest Rate Risk
 . Credit Risk
 . Concentration Risk
 . Non-Diversification Risk

The performance of the Fund is influenced by the political, economic and statutory environment within the Commonwealth of Pennsylvania. The Fund invests in obligations of Pennsylvania issuers, which results in the Fund's performance being subject to risks associated with the most current conditions within the Commonwealth. Some of these conditions include adverse changes to the statewide, regional or local economies which affect the creditworthiness of the Commonwealth and certain other non-governmental related issuers and may cause rating agencies to downgrade the credit ratings on certain issues.

For further information on the factors that could affect the ability of the bond issuers to pay interest and principal on securities acquired by the Fund, see "Additional Information Concerning Pennsylvania" in the Statement of Additional Information.

For further information regarding the Fund's investment strategies and risk factors see "Other Fund Practices."

MONEY MARKET FUNDS

                                   EVERGREEN

   PERFORMANCE

The following charts show how the Fund has performed in the past. Past performance is not an indication of future results.

The table below shows the percentage gain or loss for Class Y shares of the Fund in each calendar year since the Class Y shares' inception on 8/15/1991. It should give you a general idea of the risks of investing in the Fund by showing how the Fund's return has varied from year-to-year. This table includes the effects of Fund expenses.

Year-by-Year Total Return for Class Y Shares (%)*


                                    [GRAPH]

                              1992           2.87
                              1993           2.12
                              1994           2.54
                              1995           3.66
                              1996           3.07
                              1997           3.23
                              1998           3.09
                              1999           2.96


Best Quarter: 2nd Quarter 1995 +0.99%*
Worst Quarter: 1st Quarter 1994 +0.49%*

Year-to-date total return through 3/31/2000 was +0.83%.*

The next table lists the Fund's average annual total return for Class Y shares over the past one and five years and since inception (through 12/31/1999). This table is intended to provide you with some indication of the risks of investing in the Fund.

Average Annual Total Return
(for the period ended 12/31/1999)*

               Inception                                                       Performance
                 Date                                                             Since
               of Class          1 year         5 year         10 year          8/15/1991
  Class Y      8/15/1991         2.96%          3.20%            N/A              3.01%

*Since Class S shares have no previous operating history, the performance shown is for Class Y shares which are not offered in this prospectus. The performance of each Class will differ only to the extent that the Classes do not have the same expenses. Year-by-Year Total Return and Average Annual Total Return include the effects of Rule 12b-1 fees and expenses. These Rule 12b-1 fees are 0.60% for Class S. Class Y shares pay no Rule 12b-1 fees. If Class S had been in existence for the periods presented above, its total returns would have been lower.

   EXPENSES

This section describes the fees and expenses you would pay if you bought and held shares of the Fund.

You pay no shareholder transaction fees.

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)+

                                                                                      Total Fund
                  Management               12b-1                Other                 Operating
                     Fees                  Fees                Expenses                Expenses
  Class S           0.36%                  0.60%                0.14%                   1.10%

+Estimated expenses for the fiscal year ending 1/31/2001.

The table below shows the total expenses you would pay on a $10,000 investment over one-, three-, five- and ten-year periods. The example is intended to help you compare the cost of investing in this Fund versus other mutual funds and is for illustration only. The example assumes a 5% average annual return and that you reinvest all of your dividends and distributions. Your actual costs may be higher or lower.

Example of Fund Expenses

  After:
  1 year                                                                  $112
  3 years                                                                 $350
  5 years                                                                 $606
  10 years                                                              $1,340

                                                              MONEY MARKET FUNDS

                                   EVERGREEN

                           Treasury Money Market Fund

 FUND FACTS:

 Goals:
 . Stability of Principal
 . Current Income

 Principal Investment:
 . Short-term U.S. Treasury Obligations

 Class of Shares Offered in this Prospectus:
 . Class S

 Investment Advisor:
 . Evergreen Investment Management

 Dividend Payment Schedule:
 . Monthly

 ................................................................................

   INVESTMENT GOAL

The Fund seeks to maintain stability of principal while earning current income.

   INVESTMENT STRATEGY

The following supplements the investment strategies discussed in the "Overview of Fund Risks" on page 1.

The Fund will invest in short-term U.S. Treasury obligations (with an average maturity of 60 days or less) and repurchase agreements backed by such obligations. U.S. Treasury securities are guaranteed as to principal and interest, and supported by the full faith and credit of the U.S. government. The portfolio manager focuses primarily on the interest rate environment in determining which securities to purchase for the Fund. Generally, in a rising rate environment, the Fund will invest in securities of shorter maturities. If interest rates are high, the Fund will invest in securities with longer maturities; however, the Fund will not acquire any security with a remaining maturity of greater than 397 days.

   RISK FACTORS

Your investment in the Fund is subject to the risks discussed in the "Overview of Fund Risks" on page 1 under the headings:

 . Interest Rate Risk

For further information regarding the Fund's investment strategies and risk factors see "Other Fund Practices."

MONEY MARKET FUNDS

                                   EVERGREEN

   PERFORMANCE

The following charts show how the Fund has performed in the past. Past performance is not an indication of future results.

The table below shows the percentage gain or loss for Class Y shares of the Fund in each calendar year since the Class Y shares' inception on 3/6/1991. It should give you a general idea of the risks of investing in the Fund by showing how the Fund's return has varied from year-to-year. This table includes the effects of Fund expenses.

Year-by-Year Total Return for Class Y Shares (%)*


                                    [GRAPH]

                              1992           3.67
                              1993           3.04
                              1994           4.06
                              1995           5.69
                              1996           5.09
                              1997           5.24
                              1998           5.14
                              1999           4.65


Best Quarter: 2nd Quarter 1995 +1.43%*
Worst Quarter: 2nd Quarter 1993 +0.75%*

Year-to-date total return through 3/31/2000 was +1.29%.*

The next table lists the Fund's average annual total return for Class Y over the past one and five years and since inception (through 12/31/1999). This table is intended to provide you with some indication of the risks of investing in the Fund.

Average Annual Total Return
(for the period ended 12/31/1999)*

               Inception                                                       Performance
                 Date                                                             Since
               of Class          1 year         5 year         10 year          3/6/1991
  Class Y      3/6/1991          4.65%          5.16%            N/A              4.67%

*Since Class S shares have no previous operating history, the performance shown is for Class Y shares which are not offered in this prospectus. The performance of each Class will differ only to the extent that the Classes do not have the same expenses. Year-by-Year Total Return and Average Annual Total Return include the effects of Rule 12b-1 fees and expenses. These Rule 12b-1 fees are 0.60% for Class S. Class Y shares pay no Rule 12b-1 fees. If Class S had been in existence for the periods presented above, its total returns would have been lower.

   EXPENSES

This section describes the fees and expenses you would pay if you bought and held shares of the Fund.

You pay no shareholder transaction fees.

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)+

                                                                                      Total Fund
                  Management               12b-1                Other                 Operating
                     Fees                  Fees                Expenses                Expenses
  Class S           0.31%                  0.60%                0.13%                   1.04%

+Estimated expenses for the fiscal year ending 1/31/2001.

The table below shows the total expenses you would pay on a $10,000 investment over one-, three-, five- and ten-year periods. The example is intended to help you compare the cost of investing in this Fund versus other mutual funds and is for illustration only. The example assumes a 5% average annual return and that you reinvest all of your dividends and distributions. Your actual costs may be higher or lower.

Example of Fund Expenses

  After:
  1 year                                                                  $106
  3 years                                                                 $331
  5 years                                                                 $654
  10 years                                                              $1,271

                                                              MONEY MARKET FUNDS

                                   EVERGREEN

THE FUNDS' INVESTMENT ADVISORS

An investment advisor manages a Fund's investments and supervises its daily business affairs. There are two different investment advisors for the Funds. All investment advisors for the Evergreen Funds are subsidiaries of First Union Corporation, the sixth largest bank holding company in the United States, with over $253.6 billion in consolidated assets as of 3/31/2000. First Union Corporation is located at 301 South College Street, Charlotte, North Carolina 28288-0013.

Evergreen Asset Management Corp. (EAMC)
is the investment advisor to:
 . Florida Municipal Money Market Fund
 . Money Market Fund
 . Municipal Money Market Fund
 . New Jersey Municipal Money Market Fund

EAMC, with its predecessors, has served as investment advisor to the Evergreen Funds since 1971, and currently manages over $23.43 billion in assets for 20 of the Evergreen Funds. EAMC is located at 1311 Mamaroneck Avenue, White Plains, New York 10605.

Evergreen Investment Management (EIM)
is the investment advisor to:
 . Pennsylvania Municipal Money Market Fund
 . Treasury Money Market Fund

EIM (formerly known as the Capital Management Group or CMG), a division of First Union National Bank (FUNB), has been managing money for over 50 years and currently manages over $30.2 billion in assets for 40 of the Evergreen Funds. EIM is located at 201 South College Street, Charlotte, North Carolina 28288-0630.

Lieber & Company is the investment sub-advisor to:
 . Florida Municipal Money Market Fund
 . Money Market Fund
 . Municipal Money Market Fund
 . New Jersey Municipal Money Market Fund

EAMC has entered into sub-advisory agreements with Lieber & Company, an indirect wholly-owned subsidiary of First Union National Bank, which provide that Lieber & Company's research department and staff will furnish EAMC with information, investment recommendations, advise and assistance, and will generally be available for consultation on the portfolios of Florida Municipal Money Market Fund, Money Market Fund, Municipal Money Market Fund and New Jersey Municipal Money Market Fund. Lieber & Company will be reimbursed by EAMC in connection with the rendering of services on the basis of the direct and indirect costs of performing such services. There is no additional charge to the Funds for the services provided by Lieber & Company. Lieber & Company is located at 1311 Mamaroneck Avenue, White Plains, New York 10605.

For the fiscal year ended 1/31/2000, the aggregate advisory fee paid to the investment advisor by each Fund was as follows:

                                                        % of the Fund's
  Fund                                             average daily net assets*
  Florida Municipal Money Market Fund                        0.44%
  Money Market Fund                                          0.45%
  Municipal Money Market Fund                                0.48%
  New Jersey Municipal Money Market Fund                     0.45%
  Pennsylvania Municipal Money Market Fund                   0.40%
  Treasury Money Market Fund                                 0.35%

*As of January 3, 2000, the Funds' contractual advisory fees were reduced in order to offset an increase in each Fund's administrative services fees to 0.10%.

CALCULATING THE SHARE PRICE

The value of one share of a Fund, also known as the net asset value, or NAV, is calculated twice daily on each day the New York Stock Exchange is open at 12 noon (Eastern time) and as of the time the Exchange closes (normally 4 p.m. Eastern time). The Fund calculates the share price for each share by adding up its total assets, subtracting all liabilities, then dividing the result by the total number of shares outstanding. Each class of shares is calculated separately. Each security held by a Fund is valued on an amortized cost basis according to Rule 2a-7 under the Investment Company Act of 1940. Under this method of valuation, a security is initially valued at its acquisition cost, and thereafter a contstant straightline amortization of any discount or premium is assumed each day regardless of the impact of fluctuating interest rates on the market value of the security.

The price per share you pay for a Fund purchase or the amount you receive for a Fund redemption is based on the next price calculated after the order is received and all required information is provided. The value of your account at any given time is the latest share price multiplied by the number of shares you own.

HOW TO CHOOSE AN EVERGREEN FUND

When choosing an Evergreen Fund, you should:
 . Most importantly, read the prospectus to see if the Fund is suitable for you.

MONEY MARKET FUNDS

                                   EVERGREEN

 . Consider talking to an investment professional. He or she is qualified to give you investment advice based on your investment goals and financial situation and will be able to answer questions you may have after reading the Fund's prospectus. He or she can also assist you through all phases of opening your account.
 . Request any additional information you want about the Fund, such as the Statement of Additional Information (SAI), Annual Report or Semi-annual Report by calling 1-800-343-2898. In addition, any of theses documents, with exception of the SAI, may be downloaded off our website at www.evergreen-funds.com.

HOW TO CHOOSE THE SHARE CLASS THAT BEST SUITS YOU

After choosing a Fund, you select a share class. Each Fund offers up to five different share classes: Class A, Class B, Class C, Class Y and Class S. Only Class S shares are offered in this prospectus.

Each Fund offers Class S shares at net asset value (NAV) without an initial sales charge or a deferred sales charge. However, Class S shares are subject to 0.60% 12b-1 fees. There are no investment minimums on Class S shares.

HOW TO BUY AND REDEEM SHARES

Class S shares of each Fund are sold at net asset value (NAV) through certain broker-dealers and financial institutions with selling agreements for EDI. You can redeem your Class S shares of each Fund at NAV through certain broker-dealers and financial institutions with selling agreements for EDI on any day the New York Stock Exchange is open pursuant to the Fund's procedures. Investors should refer to their broker-dealer or financial institution as appropriate for instruction and further information.

OTHER SERVICES

Automatic Reinvestment of Dividends
For the convenience of investors, all dividends and capital gains distributions are automatically reinvested, unless you request otherwise. Distributions can be made by check or electronic transfer through the Automated Clearing House to your bank account. The details of your dividends and other distributions will be included on your statement.

Reinvestment Privileges
Under certain circumstances, shareholders may, within one year of redemption, reinstate their accounts at the current price. This is the Fund's net asset value, also sometimes referred to as the Fund's "NAV".

THE TAX CONSEQUENCES OF INVESTING IN THE FUNDS

You may be taxed in two ways:
 . On Fund distributions (dividends and capital gains)
 . On any profit you make when you sell any or all of your shares.

Fund Distributions
A mutual fund passes along to all of its shareholders the net income or profits it receives from its investments. The shareholders of the fund then pay any taxes due, whether they receive these distributions in cash or elect to have them reinvested. The Florida Municipal Money Market Fund, Municipal Money Market Fund, New Jersey Municipal Money Market Fund and Pennsylvania Municipal Money Market Fund expect that substantially all of their regular dividends will be exempt from federal income tax other than the alternative minimum tax. Otherwise, the Funds will distribute two types of taxable income to you:

 . Dividends. To the extent the regular dividends are derived from interest that is not tax-exempt, or from short-term capital gains, you will have to include them in your federal taxable income. Each Fund pays a monthly dividend from the dividends, interest and other income on the securities in which it invests.

 . Capital Gains. When a mutual fund sells a security it owns for a profit, the result is a capital gain. The Funds generally distribute capital gains, if any, at least once a year, near the end of the calendar year. Short-term capital gains reflect securities held by the Fund for a year or less and are considered ordinary income just like dividends. Profits on securities held longer than 12 months are considered long-term capital gains and are taxed at a special tax rate (20% for most taxpayers.)

Dividend and Capital Gain Reinvestment
Unless you choose otherwise on the account application, all dividend and capital gain payments will be reinvested to buy additional shares. Distribution checks that are returned and distribution checks that are uncashed when the shareholder has failed to respond to mailings from

                                                              MONEY MARKET FUNDS

                                   EVERGREEN

the shareholder servicing agent will automatically be reinvested to buy additional shares.

No interest will accrue on amounts represented by uncashed distribution or redemption checks.

We will send you a statement each January with the federal tax status of dividends and distributions paid by each Fund during the previous calendar year.

Profits You Realize When You Redeem Shares
When you sell shares in a mutual fund, whether by redeeming or exchanging, you have created a taxable event. You must report any gain or loss on your tax return unless the transaction was entered into by a tax-deferred retirement plan. Investments in money market funds typically do not generate capital gains. It is your responsibility to keep accurate records of your mutual fund transactions. You will need this information when you file your income tax return, since you must report any capital gains or losses you incur when you sell shares. Remember, an exchange is a purchase and a sale for tax purposes.

Tax Reporting
Your broker-dealer or financial institution provides you with a tax statement of your dividend and capital gains distributions for each calendar year on Form 1099 DIV. Proceeds from a sale are reported on Form 1099B. You must report these on your tax return. Since the IRS receives a copy as well, you could pay a penalty if you neglect to report them.

FEES AND EXPENSES OF THE FUNDS

Every mutual fund has fees and expenses that are assessed either directly or indirectly. This section describes each of those fees.

Management Fee
The management fee pays for the normal expenses of managing the fund, including portfolio manager salaries, research costs, corporate overhead expenses and related expenses.

12b-1 Fees
The Trustees of the Evergreen Funds have approved a policy to assess 12b-1 fees for Class S shares. Up to 1.00% of the average daily net assets of Class S shares may be payable as 12b-1 fees. However, currently the 12b-1 fees for Class S shares are limited to 0.60% of the average daily net assets of the class. These fees increase the cost of your investment. The purpose of the 12b-1 fees is to promote the sale of more shares of the Fund to the public. The Fund may use the 12b-1 fees for advertising and marketing and as a "service fee" to the broker-dealer for additional shareholder services.

Other Expenses
Other expenses include miscellaneous fees from affiliated and outside service providers. These may include legal, audit, custodial and safekeeping fees, the printing and mailing of reports and statements, automatic reinvestment of distributions and other conveniences for which the shareholder pays no transaction fees.

Total Fund Operating Expenses
The total cost of running the Fund is called the expense ratio. As a shareholder, you are not charged these fees directly; instead they are taken out before the Fund's net asset value is calculated, and are expressed as a percentage of the Fund's average daily net assets. The effect of these fees is reflected in the performance results for that share class. Because these fees are "invisible," investors should examine them closely in the prospectus, especially when comparing one fund with another fund in the same investment category. There are three things to remember about expense ratios: 1) your total return in the Fund is reduced in direct proportion to the fees; 2) expense ratios can vary greatly between funds and fund families, from under 0.25% to over 3.00%; and 3) a Fund's advisor may waive a portion of the Fund's expenses for a period of time, reducing its expense ratio.

OTHER FUND PRACTICES

Taxable securities in which Florida Municipal Money Market Fund, Municipal Money Market Fund, New Jersey Municipal Money Market Fund and Pennsylvania Municipal Money Market Fund may invest on a short-term basis include obligations of the U.S. government, its agencies or instrumentalities, including repurchase agreements with banks or securities dealers involving such securities; time deposits maturing in not more than seven days; other debt securities rated within the two highest rating categories by any nationally recognized statistical rating organization; commercial paper rated in the highest grade by Moody's Investors Service, Inc. or Standard & Poor's Ratings Services; and certificates of deposit issued by U.S. branches of U.S. banks with assets of $1 billion or more.

MONEY MARKET FUNDS

                                   EVERGREEN

The Funds may invest in futures and options. Such practices are used to hedge a Fund's portfolio to protect against changes in interest rates, to adjust a portfolios duration, to maintain a Fund's exposure to its market, to manage cash or to attempt to increase income. Although this is intended to increase returns, those practices may actually reduce returns or increase volatility.

Florida Municipal Money Market Fund, New Jersey Municipal Money Market Fund and Pennsylvania Municipal Money Market Fund do not intend to concentrate their investments in any one industry. However, from time to time, a Fund may invest 25% or more of its total assets in municipal securities which are related in such a way that an economic, business or political development or change affecting one such obligation would also affect the others. Two examples of obligations related in this way are (i) an obligation, the interest on which is paid from revenues of similar type projects and (ii) obligations whose issuers are located in the same state. Because the taxable money market is a broader and more liquid market, and has a greater number of investors, issuers and market makers than the market for short-term tax exempt municipal securities, the liquidity of the fund may not be equal to that of a money market fund which invests exclusively in short-term taxable money market instruments. The more limited marketability of short-term tax exempt municipal securities may make it difficult in certain circumstances to dispose of large investments advantageously.

Please consult the Statement of Additional Information for more information regarding these and other investment practices used by the Funds, including risks.

                                                              MONEY MARKET FUNDS

                                   EVERGREEN

                                     Notes

MONEY MARKET FUNDS

                                   EVERGREEN

                                     Notes

                                                              MONEY MARKET FUNDS

                                   EVERGREEN

                                     Notes

MONEY MARKET FUNDS

                                   EVERGREEN

                                     Notes

    For More Information About the Evergreen Money Market Funds, Ask for:

    The Funds' most recent Annual or Semi-Annual Report, which contains a complete financial accounting for each Fund and a complete list of the Fund's portfolio holdings as of a specific date, as well as commentary from the Fund's portfolio manager. This
    Report discusses the market conditions and investment strategies that significantly affected the Fund's performance during the most recent fiscal year or period.

    The Statement of Additional Information (SAI), which contains more detailed information about the policies and procedures of the Funds. The SAI has been filed with the Securities and Exchange
    Commission (SEC) and its contents are legally considered to be part of this prospectus.

    For questions, other information, or to request a copy, without charge, of any of the documents, call
    1-800-343-2898 or ask your investment
    representative. We will mail material within three business days. In addition, any of these documents, with exception of the SAI, may be downloaded off our website at www.evergreen-funds.com.

    Information about these Funds (including the SAI) is also available on the SEC's Internet website at http://www.sec.gov. Copies of this material may be obtained for a duplication fee, by writing the SEC
    Public Reference Section, Washington DC 20549-6009 or by electronic request at the following email address: publicinfo@sec.gov. This material can also be reviewed and copied at the SEC's Public Reference
    Room in Washington, DC. For more information about the operation of the Public Reference Room, call the SEC at 1-800-SEC-0330.

                          Evergreen Distributor, Inc.
                                 90 Park Avenue
                            New York, New York 10016
                                                                   811 08555

90654                                                           554285 5/2000




                                                                 -------------
                                                                   BULK RATE
[LOGO OF EVERGREEN FUNDS]                                            U.S.
                                                                   POSTAGE
401 South Tryon Street                                               PAID
Charlotte, NC 28288                                              PERMIT NO. 19
                                                                   HUDSON, MA
                                                                 -------------

                          EVERGREEN MONEY MARKET TRUST

                                     PART B

                       STATEMENT OF ADDITIONAL INFORMATION

     Statement of Additional Information for Evergreen Money Market Fund, Evergreen Pennsylvania Municipal Money Market Fund, Evergreen Municipal Money Market Fund, Evergreen Treasury Municipal Money Market Fund, Evergreen Florida Municipal Money Market Fund and Evergreen New Jersey Municipal Money Market Fund is incorporated by reference to Post-Effective Amendment No. 9 filed on May 28, 1999.

                          EVERGREEN MONEY MARKET TRUST

                                     PART C

                                OTHER INFORMATION


Item 23    Exhibits

     Unless otherwise indicated, each of the Exhibits listed below is filed herewith.


Exhibit
Number    Description                                            Location
-------   -----------                                            -----------
(a)       Declaration of Trust                                   Incorporated by reference to
                                                                 Registrant's Registration Statement
                                                                 Filed on December 12, 1997

(b)       By-laws                                                Incorporated by reference to
                                                                 Registrant's Registration Statement
                                                                 Filed on December 12, 1997

(c) Provisions of instruments defining the rights of holders of the securities being registered are contained in the Declaration of Trust
          Articles II, III.(6)(c), VI.(3), IV.(8), V, VI,
          VII, VIII and By-laws Articles II, III and VIII included as part of Exhibits 1 and 2 of this Registration Statement

(d)(1)    Investment Advisory and Management                    Incorporated by reference to
          Agreement between the Registrant and First            Registrant's Registration Statement
          Union National Bank                                   Filed on August 6, 1999

(d)(2)    Investment Advisory and Management                     Incorporated by reference to
          Agreement between the Registrant and Evergreen         Registrant's Registration Statement
          Asset Management Corp.                                 Filed on August 6, 1999

(e)(1)    Class A and Class C Principal Underwriting             Incorporated by reference to
          Agreement between the Registrant and Evergreen         Registrant's Registration Statement
          Distributor, Inc.                                      Filed on August 6, 1999

(e)(2)    Class B Principal Underwriting Agreement               Incorporated by reference to
          between the Registrant and Evergreen Distributor,      Post-Effective  Amendment No. 4 to
          Inc. (Evergreen)                                       Registrant's Registration Statement
                                                                 Filed on May 31, 1998 ("Post-
                                                                 Effective Amendment No. 4")

(e)(3)    Class Y Principal Underwriting Agreement               Incorporated by reference to
          between the Registrant and Evergreen Distributor,      Registrant's Registration Statement
          Inc.                                                   Filed on August 6, 1999

(e)(4)    Specimen of Dealer Agreement used by Evergreen         Incorporated by reference to
          Distributor, Inc.                                      Registrant's Registration Statement
                                                                 Filed on December 12, 1997

(f)       Form of Deferred Compensation Plan                     Incorporated by reference to
                                                                 Registrant's Registration Statement
                                                                 Filed on December 12, 1997

(g)(1)    Custodian Agreement between the Registrant             Post-Effective Amendment No. 4
          and State Street Bank and Trust Company

(g)(2)    Letter Amendment to Custodian Agreement                Incorporated by reference to
          (California & U.S. Government Money Market Funds)      Registrant's Registration Statement
                                                                 Filed on August 6, 1999

(h)(1)    Administration Agreement between Evergreen             Contained herein.
          Investment Services, Inc. and the Registrant

(h)(2)    Transfer Agent Agreement between the                   Post-Effective Amendment No. 4
          Registrant and Evergreen Service Company

(h)(3)    Letter Amendment to Transfer Agent Agreement           Incorporated by reference to
          (California & U.S. Government Money Market Funds)      Registrant's Registration Statement
                                                                 Filed on August 6, 1999

(i)       Opinion and Consent of Sullivan & Worcester LLP        Incorporated by reference to
                                                                 Registrant's Registration Statement


(j)(1)    Consent of PriceWaterhouseCoopers, LLP.                Incorporated by reference Post-Effective Amendment
          (Money Market & Municipal Money Market Funds)          No. 7 Filed on April 1, 1999

(j)(2)    Consent of KPMG Peat Marwick, LLP.                     Incororated by reference Post-Effective Amendment
          (FL, NJ PN Municipal and Treasury Money                No. 7 Filed on April 1, 1999
          Market Funds)

(k)       Not applicable

(l)       Not applicable

(m)(1)    12b-1 Distribution Plan for Class A                    Incorporated by reference to
                                                                 Registrant's Registration Statement
                                                                 Filed on August 6, 1999

(m)(2)    12b-1 Distribution Plan for Class B                    Post-Effective Amendment No. 4


(m)(3)    12b-1 Distribution Plan for Class C                    Post-Effective Amendment No. 4

(n)       Not applicable

(o)       Multiple Class Plan.                                   Contained herein.

(p)       Code of Ethics                                         Contained herein.



Item 24.       Persons Controlled by or Under Common Control with Registrant.

       None


Item 25.       Indemnification.


     Registrant has obtained from a major insurance carrier a trustees and officers liability policy covering certain types of errors and ommissions. Provisions for the indemnification of the Registrant's Trustees and officers are also contained in the Registrant's Declaration of Trust.

     Provisions for the indemnification of the Registrant's Investment Advisors are contained in their respective Investment Advisory and Management Agreements.

     Provisions for the indemnification of Evergreen Distributor, Inc., the Registrant's principal underwriter, are contained in the Principal Underwriting Agreement between Evergreen Distributor, Inc. and the Registrant.

     Provisions for the indemnification of Evergreen Service Company, the Registrant's transfer agent, are contained in the Master Transfer and Recordkeeping Agreement between Evergreen Service Company and the Registrant.

     Provisions for the indemnification of State Street Bank and Trust Co., the Registrant's custodian, are contained in the Custodian Agreement between State Street Bank and Trust Co., and the Registrant.


Item 26.       Business or Other Connections of Investment Adviser.

        The Directors and principal executive officers of First Union National Bank are:

Edward E. Crutchfield, Jr.         Chairman, First Union Corporation and First
                                   Union National Bank

G. Kennedy Thompson                Chief Executive Officer, President and
                                   Director, First Union Corporation and First
                                   Union National Bank

Mark C. Treanor                    Executive Vice President, Secretary &
                                   General Counsel, First Union Corporation;
                                   Secretary and Executive Vice President,
                                   First Union National Bank

Robert T. Atwood                   Executive Vice President and Chief Financial
                                   Officer, First Union Corporation; Chief
                                   Financial Officer and Executive Vice
                                   President, First Union National Bank

         All of the above persons are located at the following address: First Union National Bank, One First Union Center, Charlotte, NC 28288.

         The information required by this item with respect to Evergreen Asset Management Corp. is incorporated by reference to the Form ADV (File No. 801-46522) of Evergreen Asset Management Corp.

Item 27.       Principal Underwriters.

         Evergreen Distributor, Inc., acts as principal underwriter for each registered investment company or series thereof that is a part of the Evergreen "fund complex" as such term is defined in Item 22(a) of Schedule 14A under the Securities Exchange Act of 1934.

     The   Directors   and   principal   executive   officers  of  Evergreen
Distributor, Inc. are:

Dennis Sheehan                  Director, Chief Financial Officer

Maryann Bruce                   President

Kevin J. Dell                   Vice President, General Counsel and Secretary

     Messrs.  Sheehan and Dell are  located  at the  following  address:
Evergreen Distributor, Inc., 90 Park Avenue, New York, New York 10019.

     Ms. Bruce is located at 201 South College Street, Charlotte, NC 28288.

Item 28.       Location of Accounts and Records.

     All accounts and records required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the Rules 31a-1 through 31a-3 promulgated thereunder are maintained at one of the following locations:

  All accounts and records required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the Rules 31a-1 through 31a-3 promulgated thereunder are maintained at one of the following locations:

         Evergreen Investment Services, Inc., Evergreen Service Company and Evergreen Investment Management Company (formerly Keystone Investment Management Company), all located at 200 Berkeley Street, Boston, Massachusetts 02110

         First Union National Bank, One First Union Center, 301 S. College Street, Charlotte, North Carolina 28288

         Evergreen Asset Management Corp., 1311 Mamaroneck Avenue, White Plains, New York 10605

         Iron Mountain, 3431 Sharp Slot Road, Swansea, Massachusetts 02777

         State Street Bank and Trust Company, 2 Heritage Drive, North Quincy, Massachusetts 02171

Item 29.       Management Services.

     Not Applicable


Item 30.       Undertakings.

     The Registrant hereby undertakes to furnish each person to whom a prospectus is delivered with a copy of the Registrant's latest annual report to shareholders, upon request and without charge.

                                   SIGNATURES


     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940 the Registrant has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Boston, and State of Massachusetts, on the 10th day of May, 2000.

                                        EVERGREEN MONEY MARKET TRUST


                                         By: /s/ Carol Kosel
                                             -----------------------------
                                             Name: Carol Kosel
                                             Title: Treasurer


     Pursuant  to  the   requirements  of  the  Securities  Act  of  1933,  this
Registration Statement has been signed below by the following persons in the capacities indicated on the 10th day of May, 2000.

/s/ William M. Ennis          /s/ Laurence B. Ashkin        /s/ Charles A. Austin, III
----------------------        ---------------------         -------------------------
William M. Ennis*             Laurence B. Ashkin*           Charles A. Austin III *
President                     Trustee                       Trustee
(Principal Financial and
Accounting Officer)

/s/ K. Dun Gifford            /s/ Arnold H. Dreyfuss         /s/ William Walt Pettit
------------------            ----------------------        ------------------------
K. Dun Gifford*               Arnold H. Dreyfuss*            William Walt Pettit*
Trustee                       Trustee                        Trustee


/s/ Gerald M. McDonnell       /s/ Thomas L. McVerry         /s/ Michael S. Scofield
----------------------        ---------------------         ----------------------
Gerald M. McDonnell*          Thomas L. McVerry*            Michael S. Scofield*
Trustee                       Trustee                       Chairman of the Board
                                                            and Trustee

/s/ David M. Richardson       /s/ Russell A. Salton, III MD /s/ Leroy Keith, Jr.
----------------------        ----------------------------  ----------------------
David M. Richardson*          Russell A. Salton, III MD*    Leroy Keith, Jr.*
Trustee                       Trustee                       Trustee

/s/ Richard J. Shima          /s/ Louis W. Moelchert, Jr.   /s/ Richard K. Wagoner
--------------------          ----------------------------  ----------------------
Richard J. Shima*             Louis W. Moelchert, Jr.*      Richard K. Wagoner*
Trustee                       Trustee                       Trustee

/s/ Carol Kosel
----------------------
Carol Kosel*
Treasurer
(Principal Financial and
Accounting Officer)



*By: /s/ Beth K. Werths
-------------------------------
Beth K. Werths
Attorney-in-Fact



*Beth Werths, by signing her name hereto, does hereby sign this document on behalf of each of the above-named individuals pursuant to powers of attorney duly executed by such persons.

                              INDEX TO EXHIBITS


Exhibit Number           Exhibit
--------------           -------
(h)(1)                   Administrative Services Agreement
(o)                      Multiple Class Plan
(p)                      Code of Ethics